CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 48,497	$ 7,432	¥ 256,763
Restricted cash, current portion	514,496	78,850	349,540
Inventories	15,210	2,331	13,311
Prepaid expenses and other current assets	141,894	21,746	117,148
Loan receivables	222,895	34,160	191,230
Total current assets	942,992	144,519	927,992
Non-current assets
Restricted cash, non-current portion	25,814	3,956	36,727
Operating lease right-of-use assets	940,568	144,148	1,045,941
Property, plant and equipment, net	265,029	40,617	298,719
Intangible assets	225,170	34,509	264,540
Goodwill	2,083,151	319,257	2,055,922
Deferred tax assets	3,522	540	2,199
Rental deposits	71,948	11,027	75,015
Other non-current assets	59,400	9,103
TOTAL ASSETS	4,617,594	707,676	4,707,055
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB930,674 and RMB743,499 as of December 31, 2019 and 2020, respectively)	784,894	120,290	983,715
Income tax payable of the consolidated VIE without recourse to the Group	32,445	4,972	21,248
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated VIE without recourse to the Group of RMB1,195,723 and RMB1,013,606 as of December 31, 2019 and 2020, respectively)	1,023,037	156,787	1,205,609
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIE without recourse to the Group of RMB275,893 and RMB251,572 as of December 31, 2019 and 2020, respectively)	254,002	38,928	276,877
Amounts due to related parties, current portion (including amounts due to related parties, current portion of the consolidated VIE without recourse to the Group of RMB254 and RMB nil as of December 31, 2019 and 2020, respectively)			1,451
Bank borrowings of the consolidated VIE without recourse to the Group	585,000	89,655	318,600
Loans payable to third parties, current portion (including loans payable to third parties, current portion of the consolidated VIE without recourse to the Group of RMB292,952 and RMB136,600 as of December 31, 2019 and 2020, respectively)	301,850	46,261	413,838
Promissory note, current portion	163,125	25,000	87,023
Total current liabilities	3,144,353	481,893	3,308,361
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	81,805	12,537	101,372
Deferred tax liabilities of the consolidated VIE without recourse to the Group	71,674	10,985	81,969
Franchise deposits of the consolidated VIE without recourse to the Group	2,549	391	2,533
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIE without recourse to the Group of RMB693,505 and RMB594,624 as of December 31, 2019 and 2020, respectively)	605,827	92,847	693,505
Promissory note, non-current portion			87,022
Derivative liabilities			172,235
Loans payable to third parties, non-current portion	121,870	18,677
Amounts due to related parties, non-current portion	170,393	26,114
TOTAL LIABILITIES	4,198,471	643,444	4,446,997
Commitments and Contingencies (Note 23)
SHAREHOLDERS' EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,653,468 shares issued and 174,025,810 and 174,453,992 shares outstanding as of December 31, 2019 and 2020, respectively)	62	9	62
Additional paid-in capital	2,396,406	367,265	2,175,652
Statutory reserve	11,444	1,754	7,979
Accumulated other comprehensive income	43,711	6,699	68,707
Accumulated deficit	(2,026,891)	(310,635)	(1,991,220)
Total Puxin Limited shareholders' equity	424,732	65,092	261,180
Non-controlling interest	(5,609)	(860)	(1,122)
TOTAL SHAREHOLDERS' EQUITY	419,123	64,232	260,058
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	¥ 4,617,594	$ 707,676	¥ 4,707,055